Summary of Significant Accounting Policies (Details) - Schedule of estimates future expected losses on accounts receivable and other receivables	12 Months Ended
Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies (Details) - Schedule of estimates future expected losses on accounts receivable and other receivables [Line Items]
Allowance for credit losses as of March 31, 2022	$ 4,403,535
Credit loss expense	3,239,211
Ending allowance for credit losses	7,642,746
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimates future expected losses on accounts receivable and other receivables [Line Items]
Allowance for credit losses as of March 31, 2022	2,478,648
Credit loss expense	(165,342)
Ending allowance for credit losses	2,313,306
Other Receivables [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimates future expected losses on accounts receivable and other receivables [Line Items]
Allowance for credit losses as of March 31, 2022	1,924,887
Credit loss expense	3,404,553
Ending allowance for credit losses	$ 5,329,440